Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment	The Company depreciates property and equipment using the straight-line method as follows:
Furniture and fixture	5 years
Office equipment	5 years
Leasehold improvement	Over the shorter of the terms of leases or 5 years